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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio Series 12
ING GET U.S. Core Portfolio Series 13
ING GET U.S. Core Portfolio Series 14

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 5.9%
		U.S. Treasury STRIP: 5.9%
542,000	Z	0.090%, due 05/15/13	$541,935	5.9
		Total U.S. Treasury Obligations
		(Cost $540,985)	541,935	5.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 84.3%
		Federal Home Loan Mortgage Corporation: 21.6%##
1,991,000	Z	0.650%, due 09/15/13	1,985,266	21.6

		Federal National Mortgage Association: 22.2%##
2,040,000	^, Z	0.610%, due 07/15/13	2,036,242	22.2

		Other U.S. Agency Obligations: 40.5%
1,875,000	^, Z	0.460%, due 06/06/13	1,873,223	20.5
1,836,000	Z	0.150%, due 04/15/13	1,835,846	20.0
			3,709,069	40.5
		Total U.S. Government Agency Obligations
		(Cost $7,680,216)	7,730,577	84.3

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.8%
5,700		SPDR Trust Series 1	$892,335	9.8
		Total Exchange-Traded Funds
		(Cost $468,486)	892,335	9.8
		Total Long-Term Investments
		(Cost $8,689,687)	9,164,847	100.0
SHORT-TERM INVESTMENTS: 0.1%
		Mutual Funds: 0.1%
11,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $11,000)	11,000	0.1
		Total Short-Term Investments
		(Cost $11,000)	11,000	0.1
		Total Investments in Securities (Cost $8,700,687)	$9,175,847	100.1
		Liabilities in Excess of Other Assets	(7,186)	(0.1)
		Net Assets	$9,168,661	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$475,160
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$475,160

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$892,335	$—	$—	$892,335
U.S. Treasury Obligations	—	541,935	—	541,935
Short-Term Investments	11,000	—	—	11,000
U.S. Government Agency Obligations	—	7,730,577	—	7,730,577
Total Investments, at fair value	$903,335	$8,272,512	$—	$9,175,847

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 9.3%
		U.S. Treasury STRIP: 9.3%
1,407,000	^	0.790%, due 11/15/13	$1,406,068	9.3
		Total U.S. Treasury Obligations
		(Cost $1,359,433)	1,406,068	9.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 77.3%
		Federal Home Loan Mortgage Corporation: 11.6%##
1,761,000	^^, Z	0.680%, due 11/15/13	1,754,114	11.6

		Federal National Mortgage Association: 23.7%##
3,593,000	^, Z	0.950%, due 01/15/14	3,583,281	23.7

		Other U.S. Agency Obligations: 42.0%
3,015,000	^, Z	0.590%, due 11/11/13	3,005,268	19.8
3,364,000	Z	0.300%, due 01/15/14	3,356,989	22.2
			6,362,257	42.0
		Total U.S. Government Agency Obligations
		(Cost $11,075,373)	11,699,652	77.3
		Total Long-Term Investments
		(Cost $12,434,806)	13,105,720	86.6
SHORT-TERM INVESTMENTS: 13.5%
		U.S. Government Agency Obligations: 12.5%
1,900,000	Z	Federal Home Loan Bank Discount Notes, 0.090%, 12/19/13
		(Cost $1,898,341)	1,898,756	12.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.0%
147,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $147,000)	$147,000	1.0
		Total Short-Term Investments
		(Cost $2,045,341)	2,045,756	13.5
		Total Investments in Securities (Cost $14,480,147)	$15,151,476	100.1
		Liabilities in Excess of Other Assets	(18,474)	(0.1)
		Net Assets	$15,133,002	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$671,329
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$671,329

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Short-Term Investments	$147,000	$1,898,756	$—	$2,045,756
U.S. Treasury Obligations	—	1,406,068	—	1,406,068
U.S. Government Agency Obligations	—	11,699,652	—	11,699,652
Total Investments, at fair value	$147,000	$15,004,476	$—	$15,151,476

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of March 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 10.1%
		U.S. Treasury STRIP: 10.1%
3,349,000	^, Z	0.230%, due 05/15/14	$3,341,837	10.1
		Total U.S. Treasury Obligations
		(Cost $3,271,614)	3,341,837	10.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 65.2%
		Federal Home Loan Bank: 11.3%
3,500,000		5.250%, due 06/18/14	3,717,101	11.3

		Federal Home Loan Mortgage Corporation: 23.2%##
7,723,000	Z	0.720%, due 07/15/14	7,652,219	23.2

		Federal National Mortgage Association: 21.5%##
7,123,000	^, Z	0.710%, due 05/15/14	7,067,505	21.5

		Other U.S. Agency Obligations: 9.2%
3,046,000	Z	0.350%, due 07/15/14	3,033,124	9.2
		Total U.S. Government Agency Obligations
		(Cost $20,792,460)	21,469,949	65.2
FOREIGN GOVERNMENT BONDS: 24.2%
8,022,000	Z	Israel Government International Bond, 0.440%, 08/15/14	7,973,403	24.2
		Total Foreign Government Bonds
		(Cost $7,697,665)	7,973,403	24.2
		Total Long-Term Investments
		(Cost $31,761,739)	32,785,189	99.5

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
150,000

Deutsche Bank Repurchase Agreement dated 03/28/13, 0.15%, due 4/01/13, $150,001 to be received upon repurchase (Collateralized by $152,000, USTR, 0.75%, Market Value plus accrued interest $153,001 due 10/31/17)

		(Cost $150,000)	$150,000	0.5
		Total Short-Term Investments
		(Cost $150,000)	150,000	0.5
		Total Investments in Securities (Cost $31,911,739)	$32,935,189	100.0
		Assets in Excess of Other Liabilities	10,774	—
		Net Assets	$32,945,963	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,023,450
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$1,023,450

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of March 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
U.S. Treasury Obligations	$—	$3,341,837	$—	$3,341,837
Short-Term Investments	—	150,000	—	150,000
U.S. Government Agency Obligations	—	21,469,949	—	21,469,949
Foreign Government Bonds	—	7,973,403	—	7,973,403
Total Investments, at fair value	$—	$32,935,189	$—	$32,935,189

Item 2. Controls and Procedures.

(a)        Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Insurance Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 22, 2013
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 22, 2013